Promissory Note (Details Narrative) - Successor [Member] - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	10 Months Ended
	Mar. 31, 2023	Mar. 31, 2024	Dec. 31, 2023	May 15, 2024
Principal amount		$ 3,885	$ 3,885
Proceeds from note payable		3,000	3,000
Aggregate outstanding principal and interest balance				$ 4,050
Interest expense	$ 0	$ 320	$ 53
Subsequent Event [Member]
Aggregate outstanding principal and interest balance				$ 4,050